Related party transactions (Narrative) (Details) - Lacoop, A.C. and Lacoop II, S. C. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Other receivables, related party	$ 2,325	$ 2,692
Accounts payable, related party	$ 0	$ 1,634